                         [THE RESERVE FUNDS LETTERHEAD]



VIA EDGAR

August 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:  RESERVE INSTITUTIONAL TRUST
                       1933 ACT FILE NO. 2-70831
                       1940 ACT FILE NO. 811-3141

Dear Sirs:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on July 31, 2000.

                                              Very truly yours,


                                              By:  /s/ MaryKathleen F. Gaza
                                              Name:    MaryKathleen F. Gaza
                                              Title:   General Counsel